Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Receivable Net [Abstract]
Accounts Receivable Lessen By Provision for Doubtful Receivables

	December 31, 2016	December 31, 2015
Accounts receivable	$ 10,022	$ 3,999
Less: Provision for doubtful receivables	—	—

Accounts receivable, net	$ 10,022	$ 3,999

Changes To Provisions For Doubtful Receivables

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2016	$ —	$ —	$ —	$ —
Year ended December 31, 2015	$ (49)	$ —	$ 49	$ —
Year ended December 31, 2014	$ (613)	$ —	$ 564	$ (49)